Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of Financial Instruments with Off-Balance Sheet Risk
A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2023	2022
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$881,697	$811,957
Standby letters of credit	11,651	8,371